Short-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Short Term Bank Loans

As of June 30, 2026 and December 31, 2025, short-term bank loans consisted of the following:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Trade financing	$1,388,443	$1,215,217
Issuance of commercial paper	3,000,000	3,000,000
	$4,388,443	$4,215,217